INCOME TAX (Details 2)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	2.00%	2.21%
Goodwill impairment	(3.43%)	(7.80%)
Non-deductible items	(0.20%)	(7.14%)
Change in valuation allowance	(15.13%)	3.43%
Change in tax rates	0.11%	(5.27%)
US effects of foreign operations	(0.31%)
Other	(2.10%)	(6.44%)
Effective tax rate	1.95%	(0.01%)